GEOGRAPHIC INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 135,377		$ 113,909		$ 69,927
Property and equipment	5,263		2,243
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	44,237	[1]	35,519	[1]	20,889	[1]
Property and equipment	231		266
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	23,009		23,100		21,470
Property and equipment	4,180		1,422
Rest Of Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	24,862		16,140		4,870
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	12,154		12,520		8,026
United Kingdom [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	31,115		26,630		14,672
Rest Of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment	$ 852		$ 555

[1]	Revenue amounts for North America that are shown in the above table consist primarily of revenues from the United States, except for approximately $1,200, $1,900 and $1,100 of revenues derived from Canada in the years ended December 31, 2011, 2012 and 2013, respectively.